CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Issue costs	$ 2,907